PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

9.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Machinery and equipment	Motor vehicle	Office and other equipment	Total
	CNY	CNY	CNY	CNY	CNY
Cost
As of January 1, 2023	46	1,185	2,470	644	4,345
Additions	—	11	—	—	11
Disposal of PSTT	—	(100)	(1,869)	(738)	(2,707)
As of December 31, 2023	46	1,096	601	(94)	1,649

Accumulated depreciation
As of January 1, 2023	(15)	(1,144)	(2,258)	(504)	(3,921)
Depreciation charge	(3)	(30)	(60)	(7)	(100)
Disposal of PSTT	—	91	1,735	599	2,425
	(18)	(1,083)	(583)	88	(1,596)
Net book value
As of January 1, 2023	31	41	212	140	424
As of December 31, 2023	28	13	18	(6)	53

Cost
As of January 1, 2024	46	1,096	601	(94)	1,649
Additions	—	4	—	—	3
Disposal	—	—	(99)	—	(98)
As of December 31, 2024	46	1,100	502	(94)	1,554

Accumulated depreciation
As of January 1, 2024	(18)	(1,083)	(583)	88	(1,596)
Depreciation charge	(3)	(1)	—	—	(4)
Written back on disposal			95		95
	(21)	(1,084)	(488)	88	(1,505)
Net book value
As of December 31, 2024	25	16	14	(6)	49
As of December 31, 2024 (US$)	4	2	2	(1)	7

There was no impairment loss on property, plant and equipment for the years ended December 31, 2022, 2023 and 2024.